                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2010
          Check here if Amendment [_] Amendment Number:
                                                        ----------

                        This Amendment (Check only one):
                             [_] is a restatement.
                             [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Carol A. McCoy
Title:   Vice President, Associate Counsel & Secretary
Phone:   205-325-4243

Signature, Place and Date of Signing:

/s/ Carol A. McCoy
---------------------
(Signature)
Birmingham, AL
November 10, 2010

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       28

Form 13F Information Table Value Total:  $65,799 (thousands)


List of Other Included Managers:  None

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           FORM 13F INFORMATION TABLE

           Column 1        Column 2  Column 3  Column 4         Column 5         Column 6  Column 7     Column 8
--------------------------------------------------------------------------------------------------------------------
                                                                                                    Voting authority
            Name of        Title of             Value   Shrs or                 Investment  Other   ----------------
             Issuer          Class    CUSIP   (x $1000) prn amt SH/PRN Put/Call Discretion Managers Sole Shared None
--------------------------------------------------------------------------------------------------------------------
1   AFLAC Inc.              COMMON  001055102      3018   54000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
2   ALTRIA GROUP INC        COMMON  02209S103      1652   65000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
3   AMERICAN EXPRESS CO     COMMON  025816109      1990   48000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
4   ARCHER DANIELS          COMMON   39483102      1466   44000   SH               SOLE              X
    MIDLAND CO
--------------------------------------------------------------------------------------------------------------------
5   ARGO GROUP              COMMON  G0464B107       366   10561   SH               SOLE              X
    INTERNATIONAL
    HOLDINGS LTD.
--------------------------------------------------------------------------------------------------------------------
6   AT&T INC                COMMON  00206R102       570   20000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
7   BECTON DICKINSON CO     COMMON  075887109       755   10000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
8   COMPUTER SCIENCES CORP  COMMON  205363104      1962   40000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
9   CVS CORP                COMMON  126650100      1175   39000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
10  DRESSER-RAND GROUP INC  COMMON  261608103       821   24000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
11  GENERAL ELECTRIC CO     COMMON  369604103       945   59000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
12  GENERAL MILLS INC       COMMON  370334104      2629   70000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
13  HJ HEINZ CO             COMMON  423074103       491   10000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
14  IBM CORP                COMMON  459200101      7611   53000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
15  ITT INDUSTRIES INC      COMMON  450911102      1369   29000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
16  JM SMUCKER CO           COMMON  832696405      1350   21000   SH               SOLE
--------------------------------------------------------------------------------------------------------------------
17  JOHNSON & JOHNSON       COMMON  478160104      2167   34000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
18  KELLOGG CO              COMMON  487836108      1307   26000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
19  KRAFT FOODS INC.        COMMON  50075N104      3001   93000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
20  L-3 COMMUNICATIONS      COMMON  502424104      2021   28000   SH               SOLE              X
    HLDG INC
--------------------------------------------------------------------------------------------------------------------
21  MCDONALD'S CORP         COMMON  580135101       467    6000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
22  MEDTRONIC INC           COMMON  585055106       203    6000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
23  NRG ENERGY INC          COMMON  629377508      1712   86000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
24  SPDR  SER TR KBW BK     COMMON  78464A797       655   29000   SH               SOLE              X
    ETF
--------------------------------------------------------------------------------------------------------------------
25  TORCHMARK CORP          COMMON  891027104     18387  321000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
26  UNIVERSAL CORP          COMMON  913456109      1305   31500   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
27  US BANCORP              COMMON  902973304      4346  179600   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------
28  WAL-MART STORES INC     COMMON  931142103      2058   38000   SH               SOLE              X
--------------------------------------------------------------------------------------------------------------------